Earnings (loss) per share attributable to common shareholders (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Earnings per share [Table Text Block]
	Year ended December 31,
	2017	2016
Earnings ($)
Net income (loss) attributable to common shareholders	6,077	(13,216)

Number of shares
Weighted average number of ordinary shares - basic	203,333,111	198,973,570
Effect of dilutive share options and warrants	1,061,341	-
Weighted average number of ordinary shares - diluted	204,394,452	198,973,570